Guarantees, Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Gross amounts recognized	$ 6,900	$ 6,900
Net amounts in consolidated balance sheet	65,777	51,671
Collateral received, fair value	84,900	64,500
Collateral received with the right to sell or repledge	84,900	64,500
Collateral sold or repledged	51,100	40,800
Collateral pledged, fair value	92,900	56,500
Resale and securities borrowing agreements
Gross amounts recognized	74,935	58,148
Gross amounts offset in consolidated balance sheet	(9,158)	(6,477)
Net amounts in consolidated balance sheet	65,777	51,671
Collateral not recognized in consolidated balance sheet	(65,035)	(51,624)
Net amount	742	47
Repurchase and securities lending agreements
Gross amounts recognized (5)	91,278	56,583
Gross amounts offset in consolidated balance sheet	(9,158)	(6,477)
Net amounts in consolidated balance sheet	82,120	50,106
Collateral pledged but not netted in consolidated balance sheet	(81,772)	(49,713)
Net amount	348	393
Fed Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	45,700	36,800
Resale and securities borrowing agreements
Net amounts in consolidated balance sheet	45,700	36,800
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	20,100	14,900
Resale and securities borrowing agreements
Net amounts in consolidated balance sheet	$ 20,100	$ 14,900